Document And Entity Information	May 18, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	May 18, 2026
Entity Registrant Name	ANAPTYSBIO, INC.
Entity Central Index Key	0001370053
Entity Emerging Growth Company	false
Entity File Number	001-37985
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-3828755
Entity Address, Address Line One	10770 Wateridge Circle, Suite 210
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	362-6295
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	ANAB
Security Exchange Name	NASDAQ